RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 3,370	$ 1,151
Directors and Officers
Statement [Line Items]
Stock options issued	1,750,000	850,000
Share-based compensation expense	$ 94,373	$ 32,747
Company incurred fees	208,648	115,808
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 49,149	$ 35,500